Basis of Presentation and Significant Accounting Policies (Tables)	9 Months Ended
Sep. 30, 2022
Accounting Policies [Abstract]
Property plant estimate useful life	For financial reporting purposes, dep
r
eciation is recognized using the straight-line method, allocating the cost of the assets over their estimated usefulness from three to five years for network equipment, office equipment, and furniture classified as fixed assets.

Estimated Useful Economic Life
Leasehold property improvements, right of use assets	Lesser of lease term or useful life
Furniture and office equipment	5 years
Lab equipment	3 Years
IT equipment	3 years